Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

Property, plant and equipment consist of the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2019	$-	$35,064	$7,776	$109	$9,396	$52,345
Additions	17,948	10,633	3,424	117	9,809	41,931
Disposals	-	(322)	(35)	(30)	(22)	(409)
Transfers	-	(2,109)	1,824	-	(2,100)	(2,385)
Foreign exchange movements	(130)	(131)	(21)	(3)	(139)	(424)
At December 31, 2019	17,818	43,135	12,968	193	16,944	91,058
Additions	-	18,039	4,799	-	4,228	27,066
Additions acquired through business combinations (1)	-	1,052	-	-	313	1,365
Disposals	-	-	(80)	-	(212)	(292)
Transfers	-	(174)	513	-	(533)	(194)
Foreign exchange movements	1,751	3,396	995	8	1,146	7,296
At December 31, 2020	19,569	65,448	19,195	201	21,886	126,299
Accumulated depreciation
At January 1, 2019	-	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Depreciation for year	-	(3,994)	(1,995)	(23)	(2,960)	(8,972)
Disposals	-	219	31	16	16	282
Transfers	-	579	-	-	-	579
Foreign exchange movements	-	(159)	86	1	(59)	(131)
At December 31, 2019	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Depreciation for year	-	(5,175)	(2,605)	(22)	(4,293)	(12,094)
Impairment for year	-	(620)	(135)	-	(2)	(757)
Disposals	-	-	83	-	189	272
Transfers	-	77	(14)	-	150	212
Foreign exchange movements	-	(792)	(369)	(8)	(621)	(1,791)
At December 31, 2020	-	(17,027)	(7,701)	(130)	(12,359)	(37,217)
Net book value
At December 31, 2019	17,818	32,618	8,308	93	9,162	67,999
At December 31, 2020	$19,569	$48,421	$11,494	$71	$9,527	$89,082

(1) See Note 5 for details

Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years

Intangible assets consist of the following at (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At January 1, 2019	$36,043	$6,846	$2,239	$85,479	$130,607
Additions	-	1,899	-	76,140	78,039
Additions acquired through business combinations (1)	305,526	956,508	3,878	2,261	1,268,173
Foreign exchange movements	(502)	64	(107)	53	(492)
At December 31, 2019	341,067	965,317	6,010	163,933	1,476,327
Additions	-	14,000	-	89,282	103,282
Additions acquired through business combinations (1)	15,474	4,826	-	-	20,300
Foreign exchange movements	(20)	4,265	850	216	5,311
At December 31, 2020	356,521	988,408	6,860	253,431	1,605,220
Accumulated amortization
At January 1, 2019	-	(1,940)	(1,526)	(23,796)	(27,262)
Amortization for year	-	(55,044)	(260)	(29,751)	(85,055)
Transfers	-	12	-	-	12
Foreign exchange movements	-	(42)	-	(1,013)	(1,055)
At December 31, 2019	-	(57,014)	(1,786)	(54,560)	(113,360)
Amortization for year	-	(125,325)	(34)	(52,498)	(177,857)
Impairment for year	-	(36,269)	-	-	(36,269)
Foreign exchange movements	-	1,593	(1,806)	1,807	1,594
At December 31, 2020	-	(217,015)	(3,626)	(105,251)	(325,892)
Net book value
At December 31, 2019	341,067	908,303	4,224	109,373	1,362,967
At December 31, 2020	$356,521	$771,393	$3,234	$148,180	$1,279,328

(1) See Note 5 for details